Deposits - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Brokered deposits	$ 800,000	$ 800,000
Overdrafts in demand deposit accounts reclassified to loans	6,000	3,000
Deposit
Deposits	67,005,088	$ 56,866,340
Public sector
Deposit
Deposits	$ 20,300,000